Vista Outdoor Inc. - 10-K Fair Value of Financial Instruments (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jul. 05, 2019	Mar. 31, 2024	Jun. 30, 2024	Mar. 31, 2023	Dec. 25, 2022	Mar. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Receivable with imputed interest, face amount	$ 12,000
Contingent consideration		$ 750
Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note receivable with imputed interest, term of contract		5 years
Contingent consideration		$ 3,556	$ 2,806	$ 8,586
Fox Racing | Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration						$ 0
QuietKat | Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration		$ 750			$ 22,400
Stone Glacier | Vista Outdoor Inc.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent consideration			$ 2,806	$ 2,806		$ 9,939
Fair Value | Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Note receivable with imputed interest, effective yield (interest rate)	10.00%